April 16, 2007

Supplement

SUPPLEMENT DATED APRIL 16, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY INCOME TRUST
Dated December 29, 2006

The second paragraph of the section of the Prospectus titled ‘‘The Fund — Fund Management’’ is hereby deleted and replaced with the following:

The Fund is managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Steven K. Kreider, a Managing Director of the Investment Adviser, and Gerhardt P. Herbert, an Executive Director of the Investment Adviser.

Mr. Kreider has been associated with the Investment Adviser in an investment management capacity since February 1998 and began managing the Fund in March 2007. Mr. Herbert has been associated with the Investment Adviser in an investment management capacity since August 1994 and began managing the Fund in October 2005.

Messrs. Kreider and Herbert are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IISSPT

April 16, 2007

Supplement

SUPPLEMENT DATED APRIL 16, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY INCOME TRUST
Dated December 29, 2006

The following information is hereby added to the section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers’’:

As of March 15, 2007, Steven K. Kreider managed twenty-four registered investment companies with a total of approximately $29.7 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

The following information is hereby added to the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers’’:

As of March 15, 2007, Steven K. Kreider did not own any securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.